Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions (Details) [Line Items]
Received services amount	$ 6,005	$ 4,455	$ 5,050
Asseco provided back office and professional services and fixed assets to Insseco	676	980	1,600
Due to related parties	1,640	1,100
Due from related parties	770	1,000
Hardware and Software [Member]
Related Parties Transactions (Details) [Line Items]
Purchased from affiliated companies	$ 194	$ 320	$ 930